Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash provided by (used in) Operating activities
Net loss and comprehensive loss for the year	$ (21,935)	$ (12,027)
Charges to operations not involving cash
Depreciation of property and equipment	325	140
Stock-based compensation	1,182	571
Deferred share unit compensation	508	1,147
Interest on lease obligation	94
Accreted interest	1,385	966
Revaluation of long-term debt		(506)
Loss on disposal of assets	8
Charges to operations not involving cash	(18,433)	(9,709)
Net change in non-cash working capital balances related to operations
(Increase) decrease in amounts receivable	(1,076)	8
Increase in prepaid expenses	(616)	(369)
(Increase) decrease in investment tax credits receivable	(650)	38
Increase in accounts payable and accrued liabilities	3,570	1,055
Increase (decrease) in amounts due to directors	28	(19)
Cash provided by (used in) Operating activities	(17,177)	(8,996)
Financing activities
Proceeds from issuance of share capital and warrants	14,375	10,000
Share and warrant issuance costs	(1,148)	(990)
Proceeds from the exercise of stock options	391	109
Proceeds from the exercise of warrants	4,889	1,698
Incentive contribution from lessor	896
Proceeds from long-term debt	300
Withholdings on redemption of DSUs	(223)
Repayment of long-term debt	(72)	(72)
Repayment of lease obligation	(74)
Cash provided by (used in) financing activities	19,334	10,745
Investing activities
Acquisition of property and equipment	(2,185)	(387)
Proceeds from sale of assets	14
Cash provided by (used in) investing activities	(2,171)	(387)
Net change in cash and cash equivalents during the year	(14)	1,362
Cash and cash equivalents - Beginning of year	14,909	13,547
Cash and cash equivalents - End of year	14,895	14,909
Supplementary cash flow
Interest received	$ 401	$ 189